Segment Reporting	3 Months Ended	12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023
Segment Reporting [Abstract]
Segment Reporting
15.	Segment Reporting
The Company has three reportable segments consisting of Ben Liquidity, Ben Custody and Customer ExAlt Trusts. As additional products and services are offered in the future, we expect to have additional reportable segments, including Ben Insurance Services and Ben Markets.
As the central operating hub of the company, Ben Liquidity is responsible for offering Ben’s fiduciary alternative asset liquidity and financing products through AltAccess. Ben Custody delivers products that address the administrative and regulatory burden of holding alternative assets by offering full service bespoke custody and trust administration services, and specialized document custodian services to Customers. Certain of Ben’s operating subsidiary products and services involve or are offered to certain of the Customer ExAlt Trusts. Certain of the Customer Exalt Trusts hold interests in alternative assets and therefore recognize changes in such assets’ net asset value in earnings. Certain other Customer ExAlt Trusts pay interest on the ExAlt Loans to Ben Liquidity and transaction fees to Ben Liquidity and Ben Custody in connection with the liquidity transactions, and pay fees to Ben Custody for providing full-service trust administration services to the trustees of the Customer ExAlt Trusts. The amounts paid to Ben Liquidity and Ben Custody are eliminated solely for financial reporting purposes in our consolidated financial statements but directly impact the allocation of income (loss) to BCG’s and BCH’s equity holders.
The Corporate & Other category includes the following items, among others:

•	Equity-based compensation;

•	Gains (losses) on changes in the fair value of GWG Holdings common stock held by Ben;

•	Interest expense incurred on the corporate related debt transactions; and

•	Operations of Ben Insurance Services and Ben Markets that are not considered reportable segments as they do not meet the quantitative criteria to be separately reported.
The Corporate & Other category also consists of unallocated corporate overhead and administrative costs.
These segments are differentiated by the products and services they offer as well as by the information used by the Company’s chief operating decision maker to determine allocation of resources and assess performance. Operating income (loss) is the measure of profitability used by management to assess the performance of its segments and allocate resources. Performance is measured by the Company’s chief operating decision maker on an unconsolidated basis because management makes operating decisions and assesses the performance of each of the Company’s business segments based on financial and operating metrics and data that exclude the effects of consolidation of any of the Customer ExAlt Trusts.

The following tables include the results of each of the Company’s reportable segments reconciled to the consolidated financial statements (in thousands):

	Three Months Ended June 30, 2023
	Ben Liquidity	Ben Custody	Customer ExAlt Trusts	Corporate & Other	Consolidating Eliminations	Total
External revenues
Investment income, net	$—	$—	$500	$—	$—	$500
Loss on financial instruments, net	—	—	(1,803)	(1,658)	—	(3,461)
Interest and dividend income	—	—	8	108	—	116
Trust services and administration revenues	—	8	—	94	—	102
Intersegment revenues
Interest income	12,007	—	—	—	(12,007)	—
Trust services and administration revenues	—	6,568	—	—	(6,568)	—

Total revenues	12,007	6,576	(1,295)	(1,456)	(18,575)	(2,743)

External expenses
Employee compensation and benefits	2,493	560	—	32,770	—	35,823
Interest expense	758	—	1,874	1,152	—	3,784
Professional services	633	501	1,261	7,978	—	10,373
Loss on impairment of goodwill	901,000	195,305	—	—	—	1,096,305
Other expenses	654	207	356	5,725	—	6,942
Intersegment expenses
Interest expense	—	—	29,780	—	(29,780)	—
Provision for credit losses	9,495	—	—	—	(9,495)	—
Other expenses	—	—	3,844	—	(3,844)	—

Total expenses	915,033	196,573	37,115	47,625	(43,119)	1,153,227

Operating income (loss)	$(903,026)	$(189,997)	$(38,410)	$(49,081)	$24,544	$(1,155,970)

	Three Months Ended June 30, 2022
	Ben Liquidity	Ben Custody	Customer ExAlt Trusts	Corporate & Other	Consolidating Eliminations	Total
External revenues
Investment loss, net	$—	$—	$(25,117)	$—	$—	$(25,117)
Loss on financial instruments, net	—	—	(10,784)	(1,236)	—	(12,020)
Interest and dividend income	—	—	4	81	—	85
Trust services and administration revenues	—	8	—	—		8
Intersegment revenues
Interest income	14,311	—	—	—	(14,311)	—
Trust services and administration revenues	—	7,282	—	—	(7,282)	—

Total revenues	14,311	7,290	(35,897)	(1,155)	(21,593)	(37,044)

External expenses
Employee compensation and benefits	2,204	459	—	8,902	—	11,565
Interest expense	634	—	2,329	656	—	3,619
Professional services	693	505	582	6,077	—	7,857
Provision for credit losses	—	—	12,607	6,183	—	18,790
Other expenses	531	163	600	5,782	—	7,076
Intersegment expenses
Interest expense	—	—	23,691	—	(23,691)	—
Provision for loan losses	43,102	—	—	—	(43,102)	—
Other expenses	—	—	4,466	—	(4,466)	—

Total expenses	47,164	1,127	44,275	27,600	(71,259)	48,907

Operating income (loss)	$(32,853)	$6,163	$(80,172)	$(28,755)	$49,666	$(85,951)

	As of June 30, 2023
	Ben Liquidity	Ben Custody	Customer ExAlt Trusts	Corporate & Other	Consolidating Eliminations	Total
Loans to Customer ExAlt Trusts, net	$304,167	$—	$—	$—	$(304,167)	$—
Investments, at fair value	—	—	486,944	2,346	—	489,290
Other assets	6,275	49,631	8,378	16,807	(49,239)	31,852
Goodwill and intangible assets, net	824,880	398,914	—	50,927	—	1,274,721

Total Assets	$1,135,322	$448,545	$495,322	$70,080	$(353,406)	$1,795,863

	As of March 31, 2023
	Ben Liquidity	Ben Custody	Customer ExAlt Trusts	Corporate & Other	Consolidating Eliminations	Total
Loans to Customer ExAlt Trusts, net	$376,253	$—	$—	$—	$(376,253)	$—
Investments, at fair value	—	—	491,859	5,362	—	497,221
Other assets	9,447	47,466	10,447	21,849	(46,761)	42,448
Goodwill and intangible assets, net	1,725,880	594,219	—	50,927	—	2,371,026

Total Assets	$2,111,580	$641,685	$502,306	$78,138	$(423,014)	$2,910,695

18. Segment Reporting
The Company has three reportable segments consisting of Ben Liquidity, Ben Custody and Customer ExAlt Trusts. As additional products and services are offered in the future, we expect to have additional reportable segments, including Ben Insurance Services and Ben Markets.
As the central operating hub of the company, Ben Liquidity is responsible for offering Ben’s fiduciary alternative asset liquidity and financing products through AltAccess. Ben Custody delivers products that address the administrative and regulatory burden of holding alternative assets by offering full service bespoke custody and trust administration services, and specialized document custodian services to Customers. Certain of Ben’s operating subsidiary products and services involve or are offered to certain of the Customer ExAlt Trusts. Certain of the Customer Exalt Trusts hold interests in alternative assets and therefore recognize changes in such assets’ net asset value in earnings. Certain other Customer ExAlt Trusts pay interest on the ExAlt Loans to Ben Liquidity and transaction fees to Ben Liquidity and Ben Custody in connection with the liquidity transactions, and pay fees to Ben Custody for providing full-service trust administration services to the trustees of the Customer ExAlt Trusts. The amounts paid to Ben Liquidity and Ben Custody are eliminated solely for financial reporting purposes in our consolidated financial statements but directly impact the allocation of income (loss) to BCG’s and BCH’s equity holders.

The Corporate & Other category includes the following items, among others:

•	Equity-based compensation;

•	Gains (losses) on changes in the fair value of GWG Holdings common stock held by Ben;

•	Interest expense incurred on the corporate related debt transactions (i.e., commercial loan agreement); and

•	Operations of Ben Insurance Services and Ben Markets that are not considered reportable segments as they do not meet the quantitative criteria to be separately reported.
The Corporate & Other category also consists of unallocated corporate overhead and administrative costs.
These segments are differentiated by the products and services they offer as well as by the information used by the Company’s chief operating decision maker to determine allocation of resources and assess performance. Operating income (loss) is the measure of profitability used by management to assess the performance of its segments and allocate resources. Performance is measured by the Company’s chief operating decision maker on an unconsolidated basis because management makes operating decisions and assesses the performance of each of the Company’s business segments based on financial and operating metrics and data that exclude the effects of consolidation of any of the Customer ExAlt Trusts.
The following tables include the results of each of the Company’s reportable segments reconciled to the consolidated financial statements (in thousands):

	Year Ended March 31, 2023
	Ben Liquidity	Ben Custody	Customer ExAlt Trusts	Corporate & Other	Consolidating Eliminations	Total
External revenues
Investment loss, net	$—	$—	$(54,010)	$—	$—	$(54,010)
Loss on financial instruments, net	—	—	(35,085)	(16,336)	—	(51,421)
Interest income	—	—	54	358	—	412
Trust services and administration revenues	—	30	—	—	—	30
Other income	—	—	—	86	—	86
Intersegment revenues
Interest income	50,819	—	—	—	(50,819)	—
Trust services and administration revenues	—	29,012	—	—	(29,012)	—

Total revenues	50,819	29,042	(89,041)	(15,892)	(79,831)	(104,903)

External expenses
Employee compensation and benefits	8,527	2,219	—	34,781	—	45,527
Interest expense	2,893	—	8,957	3,621	—	15,471
Professional services	2,849	2,018	5,033	28,522	—	38,422
Provision for credit losses	—	—	13,843	6,737	—	20,580
Other expenses	2,313	759	1,905	23,292	—	28,269
Intersegment expenses
Interest expense	—	—	110,905	—	(110,905)	—
Provision for loan losses	80,749	—	—	—	(80,749)	—
Other expenses	—	—	18,354	—	(18,354)	—

Total expenses	97,331	4,996	158,997	96,953	(210,008)	148,269

Operating income (loss)	$(46,512)	$24,046	$(248,038)	$(112,845)	$130,177	$(253,172)

	As of March 31, 2023
	Ben Liquidity	Ben Custody	Customer ExAlt Trusts	Corporate & Other	Consolidating Eliminations	Total
Loans to Customer ExAlt Trusts, net	$376,253	$—	$—	$—	$(376,253)	$—
Investments, at fair value	—	—	491,859	5,362	—	497,221
Other assets	9,447	47,466	10,447	21,849	(46,761)	42,448
Goodwill and intangible assets, net	1,725,880	594,219	—	50,927	—	2,371,026

Total Assets	$2,111,580	$641,685	$502,306	$78,138	$(423,014)	$2,910,695

	Three Months Ended March 31, 2022
	Ben Liquidity	Ben Custody	Customer ExAlt Trusts	Corporate & Other	Consolidating Eliminations	Total
External revenues
Investment loss, net	$—	$—	$(10,811)	$—	$—	(10,811)
Loss on financial instruments, net	—	—	(44,661)	(11,350)	—	(56,011)
Interest income	—	—	—	73	—	73
Trust services and administration revenues	121	8	—	—	—	129
Other income	—	—	—	2	—	2
Intersegment revenues
Interest income	17,790	—	—	—	(17,790)	—
Trust services and administration revenues	—	8,408	—	—	(8,408)	—

Total revenues	17,911	8,416	(55,472)	(11,275)	(26,198)	(66,618)

External expenses
Employee compensation and benefits	2,200	517	—	7,408	—	10,125
Interest expense	538	—	1,046	526	—	2,110
Professional services	915	446	—	4,088	—	5,449
Provision for credit losses	—	—	4,774	4,609	—	9,383
Other expenses	436	152	1,860	3,701	—	6,149
Intersegment expenses
Interest expense	—	—	24,694	—	(24,694)	—
Provision for loan losses	34,121	—	—	—	(34,121)	—
Other expenses	—	—	5,767	—	(5,767)	—

Total expenses	38,210	1,115	38,141	20,332	(64,582)	33,216

Operating income (loss)	$(20,299)	$7,301	$(93,613)	$(31,607)	$38,384	$(99,834)

Certain prior year items have been reclassified to conform with current year presentation.

	As of March 31, 2022
	Ben Liquidity	Ben Custody	Customer ExAlt Trusts	Corporate & Other	Consolidating Eliminations	Total
Loans to Customer ExAlt Trusts, net	$418,793	$—	$—	$—	$(418,793)	$—
Investments, at fair value	—	—	659,921	14,249	—	674,170
Other assets	31,563	46,933	20,106	43,670	(46,284)	95,988
Goodwill and intangible assets, net	—	—	—	2,370,850	—	2,370,850

Total Assets	$450,356	$46,933	$680,027	$2,428,769	$(465,077)	$3,141,008

	Year Ended December 31, 2021
	Ben Liquidity	Ben Custody	Customer ExAlt Trusts	Corporate & Other	Consolidating Eliminations	Total
External revenues
Investment income, net	$—	$—	$15,534	$—	$—	15,534
Gain on financial instruments, net	—	—	29,512	2,325	—	31,837
Interest income	—	—	7,110	288	—	7,398
Trust services and administration revenues	510	30	—	—	—	540
Other income	—	—	—	2	—	2
Intersegment revenues
Interest income	55,929	—	—	—	(55,929)	—
Trust services and administration revenues	—	20,258	—	—	(20,258)	—

Total revenues	56,439	20,288	52,156	2,615	(76,187)	55,311

External expenses
Employee compensation and benefits	8,328	2,031	—	38,164	—	48,523
Interest expense	12,812	—	—	14,645	—	27,457
Professional services	3,100	1,552	350	12,799	—	17,801
Provision for credit losses	—	—	14,318	4,437	—	18,755
Other expenses	2,127	512	695	10,561	—	13,895
Intersegment expenses
Interest expense	—	—	70,963	—	(70,963)	—
Provision for loan losses	8,881	—	—	—	(8,881)	—
Other expenses	—	—	12,180	—	(12,180)	—

Total expenses	35,248	4,095	98,506	80,606	(92,024)	126,431

Operating income (loss)	$21,191	$16,193	$(46,350)	$(77,991)	$15,837	$(71,120)

Certain prior year items have been reclassified to conform with current year presentation.

	Year Ended December 31, 2020
	Ben Liquidity	Ben Custody	Customer ExAlt Trusts	Corporate & Other	Consolidating Eliminations	Total
External revenues
Investment income, net	$—	$—	$132,620	$—	$—	132,620
Loss on financial instruments, net	—	—	(15,838)	(14,832)	—	(30,670)
Interest income	—	—	1,819	285	(22)	2,082
Trust services and administration revenues	—	30	—	—	—	30
Other income	—	—	—	36,267	—	36,267
Intersegment revenues
Interest income	51,819	—	—	—	(51,819)	—
Trust services and administration revenues	—	19,379	—	—	(19,379)	—

Total revenues	51,819	19,409	118,601	21,720	(71,220)	140,329

External expenses
Employee compensation and benefits	6,216	1,915	—	120,451	—	128,582
Interest expense	11,496	—	4,675	16,380	—	32,551
Professional services	3,656	1,190	—	14,199	—	19,045
Other expenses	(165)	382	502	6,845	—	7,564
Intersegment expenses
Interest expense	—	—	63,463	—	(63,463)	—
Provision for loan losses	5,378	—	—	—	(5,378)	—
Other expenses	—	—	12,177	—	(12,177)	—

Total expenses	26,581	3,487	80,817	157,875	(81,018)	187,742

Operating income (loss)	$25,238	$15,922	$37,784	$(136,155)	$9,798	$(47,413)

Certain prior year items have been reclassified to conform with current year presentation.